Earning per share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Earning per share

Note 11 — Earning per Share

During the three and nine months ended September 30, 2023 and 2022, we used the two-class method to compute net loss per share because we issued securities other than common stock that are economically equivalent to a common share in that the class of stock has the right to participate in dividends should a dividend be declared payable to holders of Akerna Common Stock. These participating securities were the Exchangeable Shares issued by our wholly owned subsidiary in exchange for our acquired ownership interest in Ample. The two-class method requires earnings for the period to be allocated between the Common Stock and participating securities based on their respective rights to receive distributed and undistributed earnings. Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of Common Stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current period earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the period’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the Exchangeable Shares have no obligation to fund losses.

Diluted net loss per common share is calculated under the two-class method by giving effect to all potentially dilutive common stock equivalents, including warrants, restricted stock, restricted stock units, and shares of common stock issuable upon conversion of our Senior Convertible Notes. We analyzed the potential dilutive effect of any outstanding convertible securities under the “if-converted” method, in which it is assumed that the outstanding Exchangeable Shares and the Senior Convertible Notes, are converted to shares of Common Stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or if-converted) as the diluted net loss per share during the period. The dilutive effect of unvested restricted stock and restricted stock units is reflected in diluted loss per share by application of the treasury stock method and is excluded when the effect would be anti-dilutive.

The weighted-average number of shares outstanding used in the computation of diluted earnings per share does not include the effect of potential outstanding common shares that would have been anti-dilutive for the period. The table below details potentially outstanding shares on a fully diluted basis that were not included in the calculation of diluted earnings per share for the periods presented:

	Nine Months Ended September 30,
	2023	2022
Shares issuable upon exchange of Exchangeable Shares	12,476	14,284
Shares of common stock issuable upon conversion of convertible notes	13,466,543	2,354,268
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	2,173,913
2022 Unit Offering – Underwriter Warrants	108,696	108,696
Unvested restricted stock units	6,498	730
Unvested restricted stock awards	—	334
Total	16,058,816	4,942,916

Note 16 — Loss Per Share

During the year ended December 31, 2022, we used the “two-class” method to compute net loss per share because we issued securities other than common shares that are economically equivalent to a common share in that the class of stock has the right to participate in dividends should a dividend be declared payable to holders of Akerna Common Stock. These participating securities were the Exchangeable Shares issued by our wholly owned subsidiary in exchange for interests in Ample. The two-class method requires earnings for the period to be allocated between common shares and participating securities based on their respective rights to receive distributed and undistributed earnings. Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current period earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the period’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the Exchangeable Shares have no obligation to fund losses.

Diluted net loss per common share is calculated under the two-class method by giving effect to all potentially dilutive common shares, including warrants, restricted stock, RSUs and shares of common stock issuable upon conversion of our Senior Convertible Notes. We analyzed the potential dilutive effect of any outstanding convertible securities under the “if-converted” method, in which it is assumed that the outstanding Exchangeable Shares and Senior Convertible Notes are converted to shares of Akerna Common Stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or if-converted) as the diluted net loss per share during the period. The dilutive effect of unvested restricted stock and RSUs is reflected in diluted loss per share by application of the treasury stock method and is excluded when the effect would be anti-dilutive.

The weighted-average number of shares outstanding used in the computation of diluted earnings per share does not include the effect of potential outstanding common shares that would have been anti-dilutive for the period. The table below details potentially outstanding shares on a fully diluted basis that were not included in the calculation of diluted earnings per share:

	Year Ended December 31,
	2022	2021
Shares issuable upon exchange of Exchangeable Shares	14,284	15,465
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	—
2022 Unit Offering – Underwriter Warrants	108,696	—
Unvested restricted stock units	11,086	34,189
Unvested restricted stock awards	334	1,620
Shares of common stock issuable upon conversion of convertible notes	3,086,890	624,220
Total	5,685,893	966,184